cik 3982

07046357

RECD S.E.C.

MAR 2 0 2007

1086

CERTNYS

1-2199

NYSE Group

Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

March 20, 2007

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ALLIS-CHALMERS ENERGY INC., Common Stock, $0.01 per value and requests immediate acceleration of registration. Adequate distribution assured. Adequate distribution assured. Form 8-A received on March 19, 2007. Tentative listing date – March 22, 2007.

PROCESSED

MAR 2 2 2007

THOMSON
FINANCIAL

Sincerely,

Paras Madho

END